Debt Cost Incurred (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 25, 2010		Dec. 26, 2009
Debt Disclosure [Abstract]
Interest Incurred	$ 121.0	[1]	$ 111.4	[1]	$ 99.3	[1]
Interest Capitalized	(2.3)		(1.2)		(2.7)
Interest Expensed	$ 118.7		$ 110.2		$ 96.6

[1]	Interest incurred includes non-cash interest of $17.5 million, $16.9 million and $16.4 million for the fiscal years 2011, 2010 and 2009, respectively.